Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 5,024	$ 13,190		$ 631,307	$ 66,778
Net loss from continuing operations	(22,541,476)	(6,761,404)		(371,279)
Cash outflows from operating activities	(2,314,102)	(1,437,367)		(1,234,557)
Gross proceeds	100,000,000
Recoverable amount
Impairment of goodwill	$ 9,686,164
Estimated useful life	5 years			5 years
Amortization of intangible assets	$ 93,951
Percentage of future events	70.00%
Impairment loss on capitalized	$ 418,509
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of goodwill
Impairment of long-lived assets	$ 418,509
Allowance of accounts receivables	4,009	29
Accounts receivable written off
Bad debts allowance	4,770,734	2,117,746
Deferred offering costs	12,466
Allowance for credit losses		(74,622)	[1]
Operation cost and expenses	20,467,764	7,190,705		600,560
Deferred tax assets on tax loss carry-forwards	251,333	5,620		$ 31,456
Deferred tax liabilities		$ 11,390
Percentage of tax benefit	50.00%
Exchange rates	7.782	7.776
Average exchange rates	7.7953	7.8138		7.8283
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	0.40%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	1.50%
Other Receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Other receivables	$ 1,700,720
Prestige Capital Markets Fund I L.P., [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	1.50%
Prestige Capital Markets Fund I L.P., [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	2.50%

[1]	During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2025 and 2024, the allowance for credit losses were nil and $74,622, respectively.